N-2 - USD ($)		Oct. 28, 2024	Oct. 04, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cover [Abstract]
Entity Central Index Key		0001582138
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-190432
Investment Company Act File Number		811-22875
Document Type		N-2
Document Registration Statement		true
Post-Effective Amendment		true
Post-Effective Amendment Number		19
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		23
Entity Registrant Name		EQUALIZE COMMUNITY DEVELOPMENT FUND
Entity Address, Address Line One		37 West Avenue
Entity Address, Address Line Two		Suite 301
Entity Address, City or Town		Wayne
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19087
City Area Code		(910)
Local Phone Number		247-4880
Delayed or Continuous Offering		true
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Oct. 28, 2024
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Shareholder Transaction Expenses (fees paid directly from your investment)
Maximum Sales Load (as a percentage of offering price)	None

Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common shares)

Management Fees	1.50%
Expenses on Borrowed Funds(1)	0.70%
Other Expenses	1.92%
Total Annual Expenses	4.12%(2)

(1)	The Fund entered into a secured, revolving line of credit facility in the maximum principal amount of $10 million. During the year ended June 30, 2024, the average principal balance outstanding and related average interest rate was approximately $2,945,006 and 8.36% per annum, respectively. At June 30, 2024, the principal balance outstanding was $1,381,356 at an interest rate of 8.50% per annum. The actual Interest Payments on Borrowed Funds incurred in the future may be higher or lower. Interest Payments on Borrowed Funds are Excluded Expenses of the Fund.

(2)	Note that Total Annual Expenses in the table above does not correlate to the Ratio of expenses to average net assets (after waiver inclusive of interest expense) found within the “Financial Highlights” section of this Prospectus because, effective November 1, 2024, the operating expense limitation in effect for the Fund increased from 2.25% to 3.50% of the Fund’s average net assets.

Management Fees [Percent]		1.50%
Interest Expenses on Borrowings [Percent]	[1]	0.70%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		1.92%
Total Annual Expenses [Percent]	[2]	4.12%
Expense Example [Table Text Block]

Example

This example is based on the expenses set forth in the table and should not be considered a representation of the Fund’s future expenses. Actual expenses of the Fund may be higher or lower than those shown.

Example	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (without a repurchase at end of the period)	$30	$115	$201	$424
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (with a repurchase at end of the period)	$30	$115	$201	$424

Expense Example, Year 01		$ 30
Expense Example, Years 1 to 3		115
Expense Example, Years 1 to 5		201
Expense Example, Years 1 to 10		$ 424
Purpose of Fee Table , Note [Text Block]		The purpose of the above table is to assist an investor in understanding the fees and expenses that an investor in the Fund will bear directly or indirectly.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities, year ended June 30:	2024	2023	2022	2021	2020	2019	2018	2017	2016	2015
Total amount outstanding exclusive of treasury securities (000’s)	$1,382	$4,356	$2,070	-	-	-	-	$2,000	-	-
Asset coverage, per $1,000 of borrowings	27,549	11,105	27,684	-	-	-	-	25,305	-	-
Asset coverage ratio	2,755%	1,111%	2,768%	0%	0%	0%	0%	2,531%	0%	0%

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

Investment Objectives

The Fund’s investment objectives are to provide current income, consistent with the preservation of capital, and to enable institutional Fund investors that are subject to regulatory examination for CRA compliance to claim favorable regulatory consideration of their investment under the CRA.

Change in Investment Objectives. The Fund’s investment objectives are not fundamental and may be changed by the Board without shareholder approval upon 60 days’ prior written notice to shareholders. The Fund may not make any change in its policy of investing in securities suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Investment Strategies

The Fund seeks to achieve its objective by investing primarily in a portfolio of Community Development Loans, including investments in 504 First Lien Loans secured by owner-occupied commercial real estate, which represent the non-guaranteed portion of an SBA Section 504 transaction, as well as loans originated under USDA RD programs and BIA Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Community Development Loans.

The Adviser will seek to limit the Fund’s investments and investment strategies so as to qualify the Fund as a permissible investment for nationally chartered banks and federal credit unions under current applicable federal laws and regulations. By way of example, the Adviser will ensure the Fund will not invest in certain types of investments that federal credit unions are prohibited from owning, including stripped mortgage-backed securities, collateralized mortgage obligation (“CMO”) and real estate mortgage investment conduit (“REMIC”) securities that do not pass a high risk securities test, CMO and REMIC residuals, and zero coupon securities with maturities greater than 10 years.

Nationally chartered banks and federal credit unions should consult with their legal counsel regarding federal laws and regulations applicable to their investment in the Fund. The Fund also encourages state chartered commercial banks and state chartered credit unions to consult their legal counsel regarding whether shares of the Fund are a permissible investment under their state law.

Investment Policies

The SAI contains a list of the fundamental and non-fundamental investment policies of the Fund under the heading “Investment Limitations.”

Risk Factors [Table Text Block]

RISKS

There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment. Investors may lose some or all of their investment in the Fund. The Fund is not designed to be a complete investment program and may not be a suitable investment for all investors. The risk factors described below are the principal risk factors associated with an investment in the Fund, as well as those factors associated with an investment in an investment company with similar investment objectives and investment policies.

Investment and Market Risk

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in a portfolio of Community Development Loans, which will predominantly be comprised of 504 First Lien Loans, USDA Loans and ILGP Loans, and other investments, and the value of these loans and other investments may fluctuate. At any point in time an investment in the Fund’s shares may be worth less than the original amount invested.

The Fund’s shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the FDIC, the FRB or any other government agency.

Except to the extent used to satisfy periodic repurchase offers, the Adviser expects to be able to fully invest net proceeds in accordance with the Fund’s investment objectives and policies within three to six months of receipt of the proceeds. Such investments may be additionally delayed for a period of three months or longer if Community Development Loans that are eligible for CRA treatment as community development loans or other qualified investments are unavailable at the time or for other reasons. A delay in the anticipated use of proceeds could prevent the Fund from achieving its investment objectives.

Recent Market Events Risk

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. Market volatility within the U.S. may cause disruptions to the operations of small business borrowers that may utilize the Community Development Loans in which the Fund invests and may have adverse effects on their long-term health and viability. As a result, the market for certain Community Development Loans and the value of Community Development Loans held by the Fund could be negatively affected by these market conditions and may also be negatively affected in the future by increased rates of default and foreclosure, loan repayment deferral or forbearance requests by borrowers, lower loan origination volumes and the availability of other government loan and relief programs. In addition, the impact of the factors noted above may exacerbate certain risks discussed in the Fund’s Prospectus, including Community Development Loans risk, hospitality industry concentration risk, credit risk, valuation risk, liquidity risk and interest rate risk. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility.

As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

Non-Marketability of Shares

The Fund’s shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. The Fund’s shares, therefore, may not be readily marketable. Even if any such market were to develop, closed-end fund shares frequently trade at a discount from NAV, which creates a risk of loss for investors purchasing shares in the initial offering period.

Repurchase Offers Risk

An investment in the Fund is subject to the risk that the Fund’s repurchases of shares may hurt investment performance by forcing the Fund to maintain a higher percentage of its assets in liquid investments or to liquidate certain investments when it is not desirable to do so. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered shares back to the Fund.

Fixed Income Instruments Risk

Fixed income instruments are particularly susceptible to the following risks:

Issuer Risk. The value of fixed income instruments may decline for a number of reasons that directly relate to the issuer, such as management performance and financial leverage.

Interest Rate Risk. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed rate fixed income instruments generally rises. Conversely, during periods of rising interest rates, the market price of such instruments generally declines. The magnitude of these fluctuations in the market price of fixed income instruments is generally greater for instruments with longer durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Fluctuations in the market price of the Fund’s instruments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV.

Interest Rate Reset Risk. Market interest rates may dictate that Community Development Loans include shorter duration adjustable rate terms based on Prime, SOFR, U.S. Treasury yields, or some other index. If market rates are higher at the time of future rate resets, the Borrower’s Community Development Loan payment will rise accordingly. A significant rise in a Community Development Loan’s interest rate and payment, especially if that increase is concentrated over a short period of time, could result in Borrower distress or default.

Since certain Community Development Loans have a fixed interest rate, only the Borrower’s Community Development Loan payment will be affected, and this increased payment could result in the default of the Community Development Loan, subsequent liquidation action and loss to the Fund.

Prepayment Risk. During periods of declining interest rates, the issuer of an instrument may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in potentially lower yielding instruments. This is known as prepayment or “call” risk.

Extension Risk. The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in prepayments.

Risk of Loans That Are Not Fully Amortized. Certain First Lien Lenders may offer loans that are not fully amortizing, such as a 25-year amortization due in 10 years, to their small business commercial real estate borrowers. If a Borrower is unable to pay off a loan at maturity with proceeds of a refinancing by a third party lender or sale of the property, the Fund would be faced with a matured loan with an outstanding principal balance which would result in substantial losses to the Fund.

Community Development Loans Risk

The Fund predominantly invests in fixed or variable rate Community Development Loans arranged through private negotiations between individuals, agricultural producers, small business borrowers, public bodies, federally-recognized Indian Tribes and non-profit businesses (collectively, the “Borrower”) and one or more lenders. Community Development Loans are secured by collateral and have a claim on the assets of the Borrower that is senior to the second lien held by a CDC in the case of a 504 First Lien Loan and any claims held by unsecured creditors. The Community Development Loans the Fund will invest in are not rated. Community Development Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk, valuation risk and interest rate risk.

All of the Community Development Loans in which the Fund will invest will be secured by collateral. Although the Community Development Loans in which the Fund will invest will be secured by collateral, including real property in some cases, there can be no assurance that such collateral has been accurately appraised and/or can be readily liquidated or that the liquidation of such collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal, which could result in substantial loss to the Fund. There is also a risk that the Fund’s lien on the real property may not be perfected. In the event of a default on any Community Development Loan, the Fund is reliant upon the Financial Institution or Non-bank Lender to liquidate collateral in a manner that will minimize any potential losses. For any default on a Community Development Loan, Financial Institutions or Non-Bank Lenders issuing the Community Development Loan typically have a responsibility to work with Borrowers to bring the Community Development Loan current before the Financial Institution or Non-bank Lender can seek to liquidate any collateral.

In the event of the bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Community Development Loan. In the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the real property will not at all times equal or exceed the amount of the Borrower’s obligations under the Community Development Loan.

In general, the secondary trading market for Community Development Loans is not fully developed. No active trading market may exist for certain Community Development Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain Community Development Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Community Development Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

If legislation or state or federal regulations impose additional requirements or restrictions on the ability of Financial Institutions or Non-bank Lenders to make Community Development Loans, the availability of Community Development Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers.

There may be less readily available information about Community Development Loans and the Borrowers than is the case for investments in many other types of securities. Community Development Loans are issued to Borrowers that are not subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser.

The Fund may invest in Community Development Loans through participations with Financial Institutions and, in the case of participations in USDA RD Loans and BIA Loans, through participations with Non-bank Lenders. Non-bank Lenders issuing USDA RD Loans are subject to a rigorous approval process that evaluates the experience, servicing capabilities, capitalization, warehouse financing and track record of issuing loans. A participation typically results in a contractual relationship only with the Financial Institution or Non-bank Lender selling the participation interest, not with the Borrower. In purchasing participations, the Fund generally will have no direct right to enforce compliance by the Borrower with the terms of the loan agreement and, depending on the terms of the participation agreement, the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation and will be subject to the manner in which the Financial Institution or Non-bank Lender enforces the terms of the loan agreement with the Borrower. As a result, the Fund will be exposed to the credit risk of both the Borrower and the Financial Institution or Non-bank Lender selling the participation.

Real Estate Risk

The Fund will not invest in real estate directly, but, because the Fund will invest in Community Development Loans secured by real estate, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of real estate collateral is affected by changes in general economic and market conditions; local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty and condemnation losses including environment remediation costs; and changes in interest rates.

Credit Risk

Credit risk is the risk that one or more debt instruments in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the borrower experiences a decline in its financial status. Losses may occur because the market value of a debt security is affected by the creditworthiness of the issuer and by general economic and specific industry conditions.

Alt-A and Sub-Prime Borrowers Risk

Some of the guarantors of the loans may have FICO scores of Alt-A or sub-prime. Loans to Alt-A or sub-prime borrowers have a higher risk of default than loans to prime borrowers. Sub-prime borrowers typically have weakened credit histories that include payment delinquencies and possibly more severe problems such as charge-offs, judgments and bankruptcies. They may also display reduced repayment capacity as measured by credit scores, debt-to-income ratios, or other criteria that may encompass borrowers with incomplete credit histories. The purchase of loans with exposure to risks associated with Alt-A or sub-prime lending is not a principal investment strategy of the Fund; however, such investments could still result in substantial loss to the Fund.

Below Investment Grade or “Junk” Risk

SBA 504 First Lien Loans, USDA RD Loans, and BIA Loans typically are not rated by any rating agency. The Adviser believes that if such loans were rated, they would likely be rated as below investment grade or “junk.” Exposure to below investment grade loans involves certain risks and those loans are viewed as having predominantly speculative characteristics with respect to the borrower’s capacity to pay interest and repay principal. A below investment grade loan or an interest in a below investment grade loan may experience a default for a variety of reasons. Upon any loan becoming defaulted, such loan may become subject to either substantial workout negotiations or restructuring, which may entail a substantial reduction in the interest rate, a substantial write-down of principal, and a substantial change in the terms, conditions and covenants with respect to such loan. In addition, such negotiations or restructuring may be extensive and protracted, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such loan. The liquidity for defaulted loans may be limited and, to the extent that such loans are sold, the proceeds from such sale may be less than the amount of unpaid principal and interest on such loans.

Liquidity Risk

Community Development Loans are not readily marketable. Community Development Loans are not listed on any national securities exchanges or automated quotation systems and no active trading market exists for certain Community Development Loans. To the extent that a secondary market does exist for certain Community Development Loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid Community Development Loans may impair the Fund’s ability to realize the full value of its assets in the event of a voluntary or involuntary liquidation of such assets and thus may cause a decline in the Fund’s NAV. The Fund has no limitation on the amount of its assets which may be invested in securities or other financial instruments which are not readily marketable or are subject to restrictions on resale.

Valuation Risk

Unlike publicly traded equity securities that trade on national exchanges, there is no central place or exchange for Community Development Loans to trade. Due to the lack of centralized information and trading, the Adviser’s judgment plays a greater role in the valuation process and the valuation of Community Development Loans. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes, including the inability to obtain timely and/or accurate information for model inputs may lead to inaccurate asset pricing. In addition, other market participants may value instruments differently than the Fund, and therefore the actual amount received in the sale of the Community Development Loan may be less than the fair value of such loan, as determined by the Fund.

Lender Liability Risk

A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors, or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

Anti-Deficiency Legislation Risk

Certain states have imposed statutory and judicial restrictions that limit the remedies of a beneficiary under a deed of trust or a mortgagee under a mortgage. As a result of these prohibitions, it is anticipated that in most instances where deficiency judgments are not permitted, the Adviser will utilize the non-judicial foreclosure remedy and will not seek deficiency judgments against defaulting borrowers in those states where non-judicial foreclosure is acceptable.

In addition to anti-deficiency and related legislation, numerous other federal and state statutory provisions, including the federal bankruptcy laws and state laws affording relief to debtors, may interfere with or affect the ability of the secured mortgage lender to realize upon its security. The federal tax laws provide priority to certain tax liens over the lien of a mortgage or secured party.

Income Risk

The income investors receive from the Fund is based primarily on the interest the Fund earns from its investments, which can vary widely over the short and long term. If during a loan’s adjustable rate period the prevailing market interest rates drop, investors’ income from the Fund could drop as well.

State Lending Risk

The Fund may invest in Community Development Loans originating in all 50 states and, potentially, territories of the U.S. if one or more investors are based in a territory. There is a relatively wide range of economic prosperity between the states. Loans in certain states or sub-regions may perform better or worse as compared to other states or sub-regions. Certain states are focused on energy production where other states may be based more on tourism or agriculture. If a state-focused industry suffers an economic downturn, the Fund may sustain higher loan defaults and/or lower recovery values on foreclosed properties.

A further disparity among states is the process and timing of the foreclosure process. For instance, California, the highest 504 First Lien Loan producing state, is a non-judicial foreclosure state and enjoys reasonable average foreclosure time frames. Florida, on the other hand, is a judicial foreclosure state with an average foreclosure time frame of more than double that of California. The longer the foreclosure time period, the higher the liquidation cost. Please also see “Geographic Concentration Risk.”

Non-Diversification Risk

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a ‘‘diversified’’ fund. The Fund may, therefore, be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund’s Community Development Loan investments are concentrated in California and Georgia. As a result, the Fund may be more susceptible to being adversely affected by any single occurrence in California and Georgia. Further, if the Fund is not able to attract a sufficient level of assets, the Fund’s underlying investments may be less diversified than they would be if the Fund had greater assets.

Geographic Concentration Risk

The Fund’s Community Development Loan investments are currently concentrated in California and Georgia. As a result, the Fund may be more susceptible to being adversely affected by California’s or Georgia’s economy. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries.

Mortgaged properties in California may be particularly susceptible to certain types of hazards, such as earthquakes, floods, mudslides, wildfires and other natural disasters, for which there may or may not be insurance. Mortgaged properties in Georgia may be particularly susceptible to economic risks of the state and certain types of hazards such as tornadoes, hurricanes, floods and other natural disasters, for which they may not be insurance. As of June 30, 2024, 42.11% and 14.53% of the Fund’s investments were associated with properties located in Georgia and California, respectively. Mortgaged properties in other states similarly may be adversely affected by natural disasters for which there may not be insurance and which could result in substantial loss to the Fund. The Adviser requires hazard insurance in amounts and with coverages customarily required in commercial real estate lending transactions, covering losses such as fires and floods, where flood insurance is available. Please also see “State Lending Risks” above.

Heavy Equipment Risk

The Fund may invest in Community Development Loans where a component of the loan permits the acquisition of heavy equipment. Heavy equipment is subject to special risks such as potentially shorter asset life, quicker depreciation in value and lower liquidation or resale value than real estate.

Hospitality Industry Concentration Risk

The Fund may have a concentration of hospitality properties. Such concentration will not exceed 50% of the Fund’s net assets. If the hospitality industry suffers an economic downturn as was seen in the periods from 2002–2003, 2008–2010 and during the COVID-19 pandemic, it is possible that the default rate on Community Development Loans held in the Fund’s portfolio could be affected. It is also possible that the recovery rate could be negatively affected due to a surplus of hospitality properties in the general economy in liquidation throughout the country. Hospitality properties are special purpose properties with a limited resale market. Hospitality properties and certain other special purpose properties are uniquely challenging to liquidate. The primary reasons are the single purpose nature (e.g., can only be used as a hotel) and the desire to have the hospitality business remain open during liquidation. The rational is that an operating business will command a higher price than a closed business. This often requires a lender to hire a professional management firm.

Qualification for CRA Credit Risk

Although the Adviser believes that the Fund’s Community Development Loan investments will have the community development qualities that are eligible for favorable regulatory consideration as community development loans and qualified investments under the CRA, there is no guarantee that an investor will receive CRA credit for an investment in the Fund.

CRA Strategy Risk

The Fund’s goal of holding Community Development Loans so that Fund investors that are subject to regulatory examination for CRA compliance may claim their Fund investment as a community development loan or as a qualified investment will cause the Adviser to take this factor into account in determining which loans the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the Community Development Loans, which may have an adverse effect on the Fund’s investment performance. For example, CRA qualified loans in geographic areas sought by the Fund may not provide as favorable return as CRA qualified loans in other geographic areas. The Fund may sell loans for reasons relating to CRA qualification at times when such sales may not be desirable. Such sales could occur, for example, if an investor redeems its shares of the Fund, or if investments that have been designated to specific investors for CRA qualifying purposes are ultimately determined not to be, or to have ceased to be, CRA qualifying. The Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified.

Non-Bank Lending Institutions Risk

The Fund may purchase whole loan interests in 504 First Lien Loans (but not participations or fractional interests) from Non-bank Lenders. The Fund may also acquire participations in certain types of Community Development Loans from Non-bank Lenders. Non-bank Lenders are not held to the same regulatory requirements as Financial Institutions and may not be as well-capitalized or well-known as Financial Institutions. The chances of fraud or insolvency are higher with Non-bank Lenders. The Adviser, in its sole discretion, will approve Non-bank Lenders from which the Fund may purchase 504 First Lien Loans or participations in Community Development Loans and will require that such 504 First Lien Loans or participations in Community Development Loans be fully funded prior to purchase by the Fund. There is no assurance that any of these policies will minimize the incentive for Non-bank Lenders to knowingly commit fraud or unknowingly make poor loan approval decisions.

Renewable Energy Project Risks

The Fund may invest in participations in Community Development Loans that are used to finance investments in renewable energy systems. Renewable energy systems may be subject to price volatility, significant cost of maintenance and regulatory changes impacting the costs or profitability of operating and maintaining renewable energy systems. This may affect the ability of a Borrower to make payments on a Community Development Loan relating to installation of a renewable energy system.

U.S. Government Securities Risk

U.S. Government securities are not guaranteed against price movement and may decrease in value. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities or government-sponsored enterprises, including, for example, pass-through certificates issued by the Government National Mortgage Association (“Ginnie Mae”) and certificates issued by the SBA or its agent representing interests in a pool of debentures issued by CDCs and guaranteed by the SBA, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or government sponsored enterprises, such as securities issued by the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency or government-sponsored enterprise, while other obligations issued by or guaranteed by federal agencies or government-sponsored enterprises, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government agencies and government-sponsored enterprises, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government-sponsored enterprise’s own resources. As a result, investments in securities issued by U.S. Government-sponsored enterprises that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.

Repurchase Agreements Risk

The Fund may enter into repurchase agreements under which the Fund acquires a U.S. Government security from a Counterparty, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day for U.S. Government securities). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling Counterparty, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Collateral Specific Repurchase Agreements Risk

The Fund also may enter into repurchase agreements that are collateralized with Community Development Loans. In addition to the risks discussed above, repurchase agreements involving obligations other than U.S. Government securities may be subject to special risks and may not have the benefit of certain protections in the event of the Counterparty’s insolvency. Collateral with longer maturities such as Community Development Loans may be subject to greater price fluctuations than U.S. Government securities. If the repurchase agreement Counterparty were to default, Community Development Loans would be more difficult to liquidate than U.S. Government securities. Should the Counterparty default and the amount of collateral not be sufficient to cover the Counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the Counterparty in the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Reverse Repurchase Agreements Risk

The Fund also may enter into reverse repurchase agreements. There is a risk that the market value of securities acquired in a reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase transactions, the Fund’s NAV may decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.

Counterparty Risk

The Fund will be subject to the credit risk presented by another party (Counterparty credit risk) to the extent it enters into repurchase agreements and reverse repurchase agreements, which involve a promise by the Counterparty to honor an obligation to the Fund. The Fund’s ability to realize a profit from such transactions will depend on the ability of the Counterparty to meet its obligations to the Fund. If the Fund enters into a transaction with a Counterparty, the value of an investment in the Fund may be adversely affected if the Counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund. If a Counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, resulting in losses.

Cybersecurity Risk

With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Leverage Risk

Capital raised through leverage will be subject to interest and other costs, and these costs could exceed the income earned by the Fund on the proceeds of such leverage. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. There can be no assurance that the Fund’s income from the proceeds of leverage will exceed these costs. However, the Adviser seeks to use leverage for the purposes of making additional investments only if it believes, at the time of using leverage, that the total return on the assets purchased with such funds will exceed interest payments and other costs of the leverage.

The Fund anticipates that any money borrowed for investment purposes will accrue interest based on short-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, short-term rates rise, the interest rate on borrowed money could exceed the rate of return on investments held by the Fund, reducing returns to shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns.

Although leverage will increase investment return if the Fund earns a greater return on the investments purchased with borrowed money than it pays for the use of such funds, using leverage will decrease investment return if the Fund fails to earn as much on such investments as it pays for the use of such funds. Using leverage, therefore, will magnify the volatility of the value of the Fund’s investment portfolio. If the Fund’s portfolio securities decline in value, it could be required to deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value.

Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund’s net asset value.

Any event that adversely affects the value of an investment would be magnified to the extent that leverage is employed. The cumulative effect of the use of leverage by the Fund could result in a loss to the Fund that would be greater than if leverage were not employed. In addition, to the extent that the Fund borrows money, the rates at which it borrows will affect the operating results of the Fund.

There is no assurance that a leveraging strategy will be successful.

Effect of Leverage

To cover the projected annual interest payments on the borrowings anticipated for the current fiscal year (assuming an average annual interest rate of 8.00% for the entire fiscal year (which is the rate of the Fund’s outstanding borrowings as of September 30, 2024) and assuming that the Fund borrows an amount equal to $10 million (the maximum amount available under the revolving line of credit facility as of September 30, 2024), the Fund would need to experience an annual return of 2.02% on its portfolio (including the assets purchased with the assumed leverage) to cover such annual interest.

The following table is designed to illustrate the effect on return to a shareholder of the leverage created by the Fund’s use of borrowing, using the average annual interest rate of 5.00% for the Fund’s current fiscal year, assuming the Fund has used leverage by borrowing $10 million and assuming hypothetical annual returns on the Fund’s portfolio of minus 10% to plus 10%. As can be seen, leverage generally increases the return to shareholders when portfolio return is positive and decreases return when the portfolio return is negative. Actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return, net of expenses[1]	(10)%	(5)%	0%	5%	10%
Corresponding Return to Shareholders[2]	(14.63)%	(8.33)%	(2.02)%	4.29%	10.60%

1	The Assumed Portfolio Return is required by regulations of the SEC and is not a prediction of, and does not represent, the projected or actual performance of the Fund.

2	In order to compute the Corresponding Return to Shareholders, the Assumed Portfolio Return is multiplied by the total value of the Fund’s assets at the beginning of the Fund’s fiscal year to obtain an assumed return to the Fund. From this amount, all interest accrued during the year is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of the Fund’s net assets as of the beginning of the fiscal year to determine the Corresponding Return to Shareholders.

Large Shareholder Concentration Risk

The Fund will be subject to certain risks to the extent that the ownership of shares of the Fund is concentrated in a single shareholder. As of September 30, 2024, a single shareholder had ownership in the Fund in the amount of 16.26%. A shareholder with a controlling interest (as the term “control” is defined in the 1940 Act) could affect the outcome of matters submitted for shareholder vote by the Fund or the direction of the management of the Fund for its own benefit, which may not be in the best interests of the Fund or other shareholders of the Fund. These conflicts of interest between such a large shareholder, on the one hand, and the Fund and the other shareholders, on the other hand, may also lead to proxy contests that could result in increased costs to the Fund that would not exist in the absence of such conflicts. Such contests could ultimately lead to the liquidation of the Fund during a period of adverse market conditions. Such liquidation could result in the sale of the Fund’s assets at prices that are less than the Fund has valued such assets, which may cause the shareholders to incur significant losses on their investment in the Fund.

In addition, to the extent that a large shareholder tenders the maximum amount of its shares in connection with an offer by the Fund to repurchase its shares from shareholders, the Fund may be unable to repurchase all of the shares tendered by the shareholders of the Fund.

Regulatory Risk

The Adviser seeks to limit the Fund’s investments and investment strategies so as to qualify the Fund as a permissible investment for nationally chartered banks and federal credit unions under current applicable federal laws and regulations. The qualification of the Fund as a permissible investment for nationally chartered banks and federal credit unions is subject to the Adviser’s active monitoring of applicable federal laws and regulations and regulatory changes relating thereto and updating the Fund’s investment guidelines as necessary.

Effects of Leverage [Text Block]

Effect of Leverage

To cover the projected annual interest payments on the borrowings anticipated for the current fiscal year (assuming an average annual interest rate of 8.00% for the entire fiscal year (which is the rate of the Fund’s outstanding borrowings as of September 30, 2024) and assuming that the Fund borrows an amount equal to $10 million (the maximum amount available under the revolving line of credit facility as of September 30, 2024), the Fund would need to experience an annual return of 2.02% on its portfolio (including the assets purchased with the assumed leverage) to cover such annual interest.

The following table is designed to illustrate the effect on return to a shareholder of the leverage created by the Fund’s use of borrowing, using the average annual interest rate of 5.00% for the Fund’s current fiscal year, assuming the Fund has used leverage by borrowing $10 million and assuming hypothetical annual returns on the Fund’s portfolio of minus 10% to plus 10%. As can be seen, leverage generally increases the return to shareholders when portfolio return is positive and decreases return when the portfolio return is negative. Actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return, net of expenses[1]	(10)%	(5)%	0%	5%	10%
Corresponding Return to Shareholders[2]	(14.63)%	(8.33)%	(2.02)%	4.29%	10.60%

1	The Assumed Portfolio Return is required by regulations of the SEC and is not a prediction of, and does not represent, the projected or actual performance of the Fund.

2	In order to compute the Corresponding Return to Shareholders, the Assumed Portfolio Return is multiplied by the total value of the Fund’s assets at the beginning of the Fund’s fiscal year to obtain an assumed return to the Fund. From this amount, all interest accrued during the year is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of the Fund’s net assets as of the beginning of the fiscal year to determine the Corresponding Return to Shareholders.

Effects of Leverage [Table Text Block]
Assumed Portfolio Return, net of expenses[1]	(10)%	(5)%	0%	5%	10%
Corresponding Return to Shareholders[2]	(14.63)%	(8.33)%	(2.02)%	4.29%	10.60%

1	The Assumed Portfolio Return is required by regulations of the SEC and is not a prediction of, and does not represent, the projected or actual performance of the Fund.

2	In order to compute the Corresponding Return to Shareholders, the Assumed Portfolio Return is multiplied by the total value of the Fund’s assets at the beginning of the Fund’s fiscal year to obtain an assumed return to the Fund. From this amount, all interest accrued during the year is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of the Fund’s net assets as of the beginning of the fiscal year to determine the Corresponding Return to Shareholders.

Return at Minus Ten [Percent]	[3],[4]	(14.63%)
Return at Minus Five [Percent]	[3],[4]	(8.33%)
Return at Zero [Percent]	[3],[4]	(2.02%)
Return at Plus Five [Percent]	[3],[4]	4.29%
Return at Plus Ten [Percent]	[3],[4]	10.60%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is a statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on July 29, 2013. The Fund’s Agreement and Declaration of Trust, as amended from time to time (the “Declaration of Trust”), authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional classes of shares. Share certificates representing shares will not be issued. The Fund’s shares, when issued, are fully paid and non-assessable. The Fund does not intend to hold annual meetings of its shareholders.

Set forth below is a chart describing shares outstanding as of October 4, 2024:

(1)	(2)	(3)	(4)
Title of Class	Authorized Amount	Amount Held by us or for Our Account	Amount Outstanding Exclusive of Amount Under Column 3
Common Stock	50,000,000	—	3,792,752

Shares

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of distributions when, as and if declared by the Board. The Fund currently intends to make distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all distributions declared on shares will be automatically reinvested for shareholders in additional shares of the Fund. See “Distributions and Distribution Reinvestment Plan.” The 1940 Act may limit the payment of distributions to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

Anti-Takeover Provisions in the Declaration of Trust

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter. Other than provisions providing for the removal of Trustees described above and provisions for the election of Trustees, the Fund’s shareholders only have the ability to vote on other matters to the extent such vote is required by the Declaration of Trust, the Bylaws, the 1940 Act or any registration of the Trust with the SEC, or as the Trustees may consider necessary or desirable. Other than provisions providing for the removal of Trustees described above and provisions for the election of Trustees, the Fund’s shareholders only have the ability to vote on other matters to the extent such vote is required by the Declaration of Trust, the Bylaws, the 1940 Act or any registration of the Fund with the SEC, or as the Trustees may consider necessary or desirable. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s assets, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of the anti-takeover provisions described herein.

Outstanding Securities [Table Text Block]

Set forth below is a chart describing shares outstanding as of October 4, 2024:

(1)	(2)	(3)	(4)
Title of Class	Authorized Amount	Amount Held by us or for Our Account	Amount Outstanding Exclusive of Amount Under Column 3
Common Stock	50,000,000	—	3,792,752

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in a portfolio of Community Development Loans, which will predominantly be comprised of 504 First Lien Loans, USDA Loans and ILGP Loans, and other investments, and the value of these loans and other investments may fluctuate. At any point in time an investment in the Fund’s shares may be worth less than the original amount invested.

The Fund’s shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the FDIC, the FRB or any other government agency.

Except to the extent used to satisfy periodic repurchase offers, the Adviser expects to be able to fully invest net proceeds in accordance with the Fund’s investment objectives and policies within three to six months of receipt of the proceeds. Such investments may be additionally delayed for a period of three months or longer if Community Development Loans that are eligible for CRA treatment as community development loans or other qualified investments are unavailable at the time or for other reasons. A delay in the anticipated use of proceeds could prevent the Fund from achieving its investment objectives.

Recent Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Market Events Risk

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. Market volatility within the U.S. may cause disruptions to the operations of small business borrowers that may utilize the Community Development Loans in which the Fund invests and may have adverse effects on their long-term health and viability. As a result, the market for certain Community Development Loans and the value of Community Development Loans held by the Fund could be negatively affected by these market conditions and may also be negatively affected in the future by increased rates of default and foreclosure, loan repayment deferral or forbearance requests by borrowers, lower loan origination volumes and the availability of other government loan and relief programs. In addition, the impact of the factors noted above may exacerbate certain risks discussed in the Fund’s Prospectus, including Community Development Loans risk, hospitality industry concentration risk, credit risk, valuation risk, liquidity risk and interest rate risk. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility.

As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

Non-Marketability of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Marketability of Shares

The Fund’s shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. The Fund’s shares, therefore, may not be readily marketable. Even if any such market were to develop, closed-end fund shares frequently trade at a discount from NAV, which creates a risk of loss for investors purchasing shares in the initial offering period.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

An investment in the Fund is subject to the risk that the Fund’s repurchases of shares may hurt investment performance by forcing the Fund to maintain a higher percentage of its assets in liquid investments or to liquidate certain investments when it is not desirable to do so. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered shares back to the Fund.

Fixed Income Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Instruments Risk

Fixed income instruments are particularly susceptible to the following risks:

Issuer Risk. The value of fixed income instruments may decline for a number of reasons that directly relate to the issuer, such as management performance and financial leverage.

Interest Rate Risk. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed rate fixed income instruments generally rises. Conversely, during periods of rising interest rates, the market price of such instruments generally declines. The magnitude of these fluctuations in the market price of fixed income instruments is generally greater for instruments with longer durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Fluctuations in the market price of the Fund’s instruments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV.

Interest Rate Reset Risk. Market interest rates may dictate that Community Development Loans include shorter duration adjustable rate terms based on Prime, SOFR, U.S. Treasury yields, or some other index. If market rates are higher at the time of future rate resets, the Borrower’s Community Development Loan payment will rise accordingly. A significant rise in a Community Development Loan’s interest rate and payment, especially if that increase is concentrated over a short period of time, could result in Borrower distress or default.

Since certain Community Development Loans have a fixed interest rate, only the Borrower’s Community Development Loan payment will be affected, and this increased payment could result in the default of the Community Development Loan, subsequent liquidation action and loss to the Fund.

Prepayment Risk. During periods of declining interest rates, the issuer of an instrument may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in potentially lower yielding instruments. This is known as prepayment or “call” risk.

Extension Risk. The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in prepayments.

Risk of Loans That Are Not Fully Amortized. Certain First Lien Lenders may offer loans that are not fully amortizing, such as a 25-year amortization due in 10 years, to their small business commercial real estate borrowers. If a Borrower is unable to pay off a loan at maturity with proceeds of a refinancing by a third party lender or sale of the property, the Fund would be faced with a matured loan with an outstanding principal balance which would result in substantial losses to the Fund.

Community Development Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Community Development Loans Risk

The Fund predominantly invests in fixed or variable rate Community Development Loans arranged through private negotiations between individuals, agricultural producers, small business borrowers, public bodies, federally-recognized Indian Tribes and non-profit businesses (collectively, the “Borrower”) and one or more lenders. Community Development Loans are secured by collateral and have a claim on the assets of the Borrower that is senior to the second lien held by a CDC in the case of a 504 First Lien Loan and any claims held by unsecured creditors. The Community Development Loans the Fund will invest in are not rated. Community Development Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk, valuation risk and interest rate risk.

All of the Community Development Loans in which the Fund will invest will be secured by collateral. Although the Community Development Loans in which the Fund will invest will be secured by collateral, including real property in some cases, there can be no assurance that such collateral has been accurately appraised and/or can be readily liquidated or that the liquidation of such collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal, which could result in substantial loss to the Fund. There is also a risk that the Fund’s lien on the real property may not be perfected. In the event of a default on any Community Development Loan, the Fund is reliant upon the Financial Institution or Non-bank Lender to liquidate collateral in a manner that will minimize any potential losses. For any default on a Community Development Loan, Financial Institutions or Non-Bank Lenders issuing the Community Development Loan typically have a responsibility to work with Borrowers to bring the Community Development Loan current before the Financial Institution or Non-bank Lender can seek to liquidate any collateral.

In the event of the bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Community Development Loan. In the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the real property will not at all times equal or exceed the amount of the Borrower’s obligations under the Community Development Loan.

In general, the secondary trading market for Community Development Loans is not fully developed. No active trading market may exist for certain Community Development Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain Community Development Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Community Development Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

If legislation or state or federal regulations impose additional requirements or restrictions on the ability of Financial Institutions or Non-bank Lenders to make Community Development Loans, the availability of Community Development Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers.

There may be less readily available information about Community Development Loans and the Borrowers than is the case for investments in many other types of securities. Community Development Loans are issued to Borrowers that are not subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser.

The Fund may invest in Community Development Loans through participations with Financial Institutions and, in the case of participations in USDA RD Loans and BIA Loans, through participations with Non-bank Lenders. Non-bank Lenders issuing USDA RD Loans are subject to a rigorous approval process that evaluates the experience, servicing capabilities, capitalization, warehouse financing and track record of issuing loans. A participation typically results in a contractual relationship only with the Financial Institution or Non-bank Lender selling the participation interest, not with the Borrower. In purchasing participations, the Fund generally will have no direct right to enforce compliance by the Borrower with the terms of the loan agreement and, depending on the terms of the participation agreement, the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation and will be subject to the manner in which the Financial Institution or Non-bank Lender enforces the terms of the loan agreement with the Borrower. As a result, the Fund will be exposed to the credit risk of both the Borrower and the Financial Institution or Non-bank Lender selling the participation.

Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Risk

The Fund will not invest in real estate directly, but, because the Fund will invest in Community Development Loans secured by real estate, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of real estate collateral is affected by changes in general economic and market conditions; local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty and condemnation losses including environment remediation costs; and changes in interest rates.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

Credit risk is the risk that one or more debt instruments in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the borrower experiences a decline in its financial status. Losses may occur because the market value of a debt security is affected by the creditworthiness of the issuer and by general economic and specific industry conditions.

Alt-A and Sub-Prime Borrowers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Alt-A and Sub-Prime Borrowers Risk

Some of the guarantors of the loans may have FICO scores of Alt-A or sub-prime. Loans to Alt-A or sub-prime borrowers have a higher risk of default than loans to prime borrowers. Sub-prime borrowers typically have weakened credit histories that include payment delinquencies and possibly more severe problems such as charge-offs, judgments and bankruptcies. They may also display reduced repayment capacity as measured by credit scores, debt-to-income ratios, or other criteria that may encompass borrowers with incomplete credit histories. The purchase of loans with exposure to risks associated with Alt-A or sub-prime lending is not a principal investment strategy of the Fund; however, such investments could still result in substantial loss to the Fund.

Below Investment Grade or “Junk” Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade or “Junk” Risk

SBA 504 First Lien Loans, USDA RD Loans, and BIA Loans typically are not rated by any rating agency. The Adviser believes that if such loans were rated, they would likely be rated as below investment grade or “junk.” Exposure to below investment grade loans involves certain risks and those loans are viewed as having predominantly speculative characteristics with respect to the borrower’s capacity to pay interest and repay principal. A below investment grade loan or an interest in a below investment grade loan may experience a default for a variety of reasons. Upon any loan becoming defaulted, such loan may become subject to either substantial workout negotiations or restructuring, which may entail a substantial reduction in the interest rate, a substantial write-down of principal, and a substantial change in the terms, conditions and covenants with respect to such loan. In addition, such negotiations or restructuring may be extensive and protracted, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such loan. The liquidity for defaulted loans may be limited and, to the extent that such loans are sold, the proceeds from such sale may be less than the amount of unpaid principal and interest on such loans.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

Community Development Loans are not readily marketable. Community Development Loans are not listed on any national securities exchanges or automated quotation systems and no active trading market exists for certain Community Development Loans. To the extent that a secondary market does exist for certain Community Development Loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid Community Development Loans may impair the Fund’s ability to realize the full value of its assets in the event of a voluntary or involuntary liquidation of such assets and thus may cause a decline in the Fund’s NAV. The Fund has no limitation on the amount of its assets which may be invested in securities or other financial instruments which are not readily marketable or are subject to restrictions on resale.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

Unlike publicly traded equity securities that trade on national exchanges, there is no central place or exchange for Community Development Loans to trade. Due to the lack of centralized information and trading, the Adviser’s judgment plays a greater role in the valuation process and the valuation of Community Development Loans. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes, including the inability to obtain timely and/or accurate information for model inputs may lead to inaccurate asset pricing. In addition, other market participants may value instruments differently than the Fund, and therefore the actual amount received in the sale of the Community Development Loan may be less than the fair value of such loan, as determined by the Fund.

Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lender Liability Risk

A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors, or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

Anti-Deficiency Legislation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Deficiency Legislation Risk

Certain states have imposed statutory and judicial restrictions that limit the remedies of a beneficiary under a deed of trust or a mortgagee under a mortgage. As a result of these prohibitions, it is anticipated that in most instances where deficiency judgments are not permitted, the Adviser will utilize the non-judicial foreclosure remedy and will not seek deficiency judgments against defaulting borrowers in those states where non-judicial foreclosure is acceptable.

In addition to anti-deficiency and related legislation, numerous other federal and state statutory provisions, including the federal bankruptcy laws and state laws affording relief to debtors, may interfere with or affect the ability of the secured mortgage lender to realize upon its security. The federal tax laws provide priority to certain tax liens over the lien of a mortgage or secured party.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Income Risk

The income investors receive from the Fund is based primarily on the interest the Fund earns from its investments, which can vary widely over the short and long term. If during a loan’s adjustable rate period the prevailing market interest rates drop, investors’ income from the Fund could drop as well.

State Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

State Lending Risk

The Fund may invest in Community Development Loans originating in all 50 states and, potentially, territories of the U.S. if one or more investors are based in a territory. There is a relatively wide range of economic prosperity between the states. Loans in certain states or sub-regions may perform better or worse as compared to other states or sub-regions. Certain states are focused on energy production where other states may be based more on tourism or agriculture. If a state-focused industry suffers an economic downturn, the Fund may sustain higher loan defaults and/or lower recovery values on foreclosed properties.

A further disparity among states is the process and timing of the foreclosure process. For instance, California, the highest 504 First Lien Loan producing state, is a non-judicial foreclosure state and enjoys reasonable average foreclosure time frames. Florida, on the other hand, is a judicial foreclosure state with an average foreclosure time frame of more than double that of California. The longer the foreclosure time period, the higher the liquidation cost. Please also see “Geographic Concentration Risk.”

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a ‘‘diversified’’ fund. The Fund may, therefore, be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund’s Community Development Loan investments are concentrated in California and Georgia. As a result, the Fund may be more susceptible to being adversely affected by any single occurrence in California and Georgia. Further, if the Fund is not able to attract a sufficient level of assets, the Fund’s underlying investments may be less diversified than they would be if the Fund had greater assets.

Geographic Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risk

The Fund’s Community Development Loan investments are currently concentrated in California and Georgia. As a result, the Fund may be more susceptible to being adversely affected by California’s or Georgia’s economy. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries.

Mortgaged properties in California may be particularly susceptible to certain types of hazards, such as earthquakes, floods, mudslides, wildfires and other natural disasters, for which there may or may not be insurance. Mortgaged properties in Georgia may be particularly susceptible to economic risks of the state and certain types of hazards such as tornadoes, hurricanes, floods and other natural disasters, for which they may not be insurance. As of June 30, 2024, 42.11% and 14.53% of the Fund’s investments were associated with properties located in Georgia and California, respectively. Mortgaged properties in other states similarly may be adversely affected by natural disasters for which there may not be insurance and which could result in substantial loss to the Fund. The Adviser requires hazard insurance in amounts and with coverages customarily required in commercial real estate lending transactions, covering losses such as fires and floods, where flood insurance is available. Please also see “State Lending Risks” above.

Heavy Equipment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Heavy Equipment Risk

The Fund may invest in Community Development Loans where a component of the loan permits the acquisition of heavy equipment. Heavy equipment is subject to special risks such as potentially shorter asset life, quicker depreciation in value and lower liquidation or resale value than real estate.

Hospitality Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hospitality Industry Concentration Risk

The Fund may have a concentration of hospitality properties. Such concentration will not exceed 50% of the Fund’s net assets. If the hospitality industry suffers an economic downturn as was seen in the periods from 2002–2003, 2008–2010 and during the COVID-19 pandemic, it is possible that the default rate on Community Development Loans held in the Fund’s portfolio could be affected. It is also possible that the recovery rate could be negatively affected due to a surplus of hospitality properties in the general economy in liquidation throughout the country. Hospitality properties are special purpose properties with a limited resale market. Hospitality properties and certain other special purpose properties are uniquely challenging to liquidate. The primary reasons are the single purpose nature (e.g., can only be used as a hotel) and the desire to have the hospitality business remain open during liquidation. The rational is that an operating business will command a higher price than a closed business. This often requires a lender to hire a professional management firm.

Qualification for CRA Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Qualification for CRA Credit Risk

Although the Adviser believes that the Fund’s Community Development Loan investments will have the community development qualities that are eligible for favorable regulatory consideration as community development loans and qualified investments under the CRA, there is no guarantee that an investor will receive CRA credit for an investment in the Fund.

CRA Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CRA Strategy Risk

The Fund’s goal of holding Community Development Loans so that Fund investors that are subject to regulatory examination for CRA compliance may claim their Fund investment as a community development loan or as a qualified investment will cause the Adviser to take this factor into account in determining which loans the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the Community Development Loans, which may have an adverse effect on the Fund’s investment performance. For example, CRA qualified loans in geographic areas sought by the Fund may not provide as favorable return as CRA qualified loans in other geographic areas. The Fund may sell loans for reasons relating to CRA qualification at times when such sales may not be desirable. Such sales could occur, for example, if an investor redeems its shares of the Fund, or if investments that have been designated to specific investors for CRA qualifying purposes are ultimately determined not to be, or to have ceased to be, CRA qualifying. The Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified.

Non-Bank Lending Institutions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Bank Lending Institutions Risk

The Fund may purchase whole loan interests in 504 First Lien Loans (but not participations or fractional interests) from Non-bank Lenders. The Fund may also acquire participations in certain types of Community Development Loans from Non-bank Lenders. Non-bank Lenders are not held to the same regulatory requirements as Financial Institutions and may not be as well-capitalized or well-known as Financial Institutions. The chances of fraud or insolvency are higher with Non-bank Lenders. The Adviser, in its sole discretion, will approve Non-bank Lenders from which the Fund may purchase 504 First Lien Loans or participations in Community Development Loans and will require that such 504 First Lien Loans or participations in Community Development Loans be fully funded prior to purchase by the Fund. There is no assurance that any of these policies will minimize the incentive for Non-bank Lenders to knowingly commit fraud or unknowingly make poor loan approval decisions.

Renewable Energy Project Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Renewable Energy Project Risks

The Fund may invest in participations in Community Development Loans that are used to finance investments in renewable energy systems. Renewable energy systems may be subject to price volatility, significant cost of maintenance and regulatory changes impacting the costs or profitability of operating and maintaining renewable energy systems. This may affect the ability of a Borrower to make payments on a Community Development Loan relating to installation of a renewable energy system.

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Government Securities Risk

U.S. Government securities are not guaranteed against price movement and may decrease in value. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities or government-sponsored enterprises, including, for example, pass-through certificates issued by the Government National Mortgage Association (“Ginnie Mae”) and certificates issued by the SBA or its agent representing interests in a pool of debentures issued by CDCs and guaranteed by the SBA, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or government sponsored enterprises, such as securities issued by the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency or government-sponsored enterprise, while other obligations issued by or guaranteed by federal agencies or government-sponsored enterprises, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government agencies and government-sponsored enterprises, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government-sponsored enterprise’s own resources. As a result, investments in securities issued by U.S. Government-sponsored enterprises that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreements Risk

The Fund may enter into repurchase agreements under which the Fund acquires a U.S. Government security from a Counterparty, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day for U.S. Government securities). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling Counterparty, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Collateral Specific Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateral Specific Repurchase Agreements Risk

The Fund also may enter into repurchase agreements that are collateralized with Community Development Loans. In addition to the risks discussed above, repurchase agreements involving obligations other than U.S. Government securities may be subject to special risks and may not have the benefit of certain protections in the event of the Counterparty’s insolvency. Collateral with longer maturities such as Community Development Loans may be subject to greater price fluctuations than U.S. Government securities. If the repurchase agreement Counterparty were to default, Community Development Loans would be more difficult to liquidate than U.S. Government securities. Should the Counterparty default and the amount of collateral not be sufficient to cover the Counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the Counterparty in the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements Risk

The Fund also may enter into reverse repurchase agreements. There is a risk that the market value of securities acquired in a reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase transactions, the Fund’s NAV may decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

The Fund will be subject to the credit risk presented by another party (Counterparty credit risk) to the extent it enters into repurchase agreements and reverse repurchase agreements, which involve a promise by the Counterparty to honor an obligation to the Fund. The Fund’s ability to realize a profit from such transactions will depend on the ability of the Counterparty to meet its obligations to the Fund. If the Fund enters into a transaction with a Counterparty, the value of an investment in the Fund may be adversely affected if the Counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund. If a Counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, resulting in losses.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

Capital raised through leverage will be subject to interest and other costs, and these costs could exceed the income earned by the Fund on the proceeds of such leverage. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. There can be no assurance that the Fund’s income from the proceeds of leverage will exceed these costs. However, the Adviser seeks to use leverage for the purposes of making additional investments only if it believes, at the time of using leverage, that the total return on the assets purchased with such funds will exceed interest payments and other costs of the leverage.

The Fund anticipates that any money borrowed for investment purposes will accrue interest based on short-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, short-term rates rise, the interest rate on borrowed money could exceed the rate of return on investments held by the Fund, reducing returns to shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns.

Although leverage will increase investment return if the Fund earns a greater return on the investments purchased with borrowed money than it pays for the use of such funds, using leverage will decrease investment return if the Fund fails to earn as much on such investments as it pays for the use of such funds. Using leverage, therefore, will magnify the volatility of the value of the Fund’s investment portfolio. If the Fund’s portfolio securities decline in value, it could be required to deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value.

Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund’s net asset value.

Any event that adversely affects the value of an investment would be magnified to the extent that leverage is employed. The cumulative effect of the use of leverage by the Fund could result in a loss to the Fund that would be greater than if leverage were not employed. In addition, to the extent that the Fund borrows money, the rates at which it borrows will affect the operating results of the Fund.

There is no assurance that a leveraging strategy will be successful.

Effect of Leverage

To cover the projected annual interest payments on the borrowings anticipated for the current fiscal year (assuming an average annual interest rate of 8.00% for the entire fiscal year (which is the rate of the Fund’s outstanding borrowings as of September 30, 2024) and assuming that the Fund borrows an amount equal to $10 million (the maximum amount available under the revolving line of credit facility as of September 30, 2024), the Fund would need to experience an annual return of 2.02% on its portfolio (including the assets purchased with the assumed leverage) to cover such annual interest.

The following table is designed to illustrate the effect on return to a shareholder of the leverage created by the Fund’s use of borrowing, using the average annual interest rate of 5.00% for the Fund’s current fiscal year, assuming the Fund has used leverage by borrowing $10 million and assuming hypothetical annual returns on the Fund’s portfolio of minus 10% to plus 10%. As can be seen, leverage generally increases the return to shareholders when portfolio return is positive and decreases return when the portfolio return is negative. Actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return, net of expenses[1]	(10)%	(5)%	0%	5%	10%
Corresponding Return to Shareholders[2]	(14.63)%	(8.33)%	(2.02)%	4.29%	10.60%

1	The Assumed Portfolio Return is required by regulations of the SEC and is not a prediction of, and does not represent, the projected or actual performance of the Fund.

2	In order to compute the Corresponding Return to Shareholders, the Assumed Portfolio Return is multiplied by the total value of the Fund’s assets at the beginning of the Fund’s fiscal year to obtain an assumed return to the Fund. From this amount, all interest accrued during the year is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of the Fund’s net assets as of the beginning of the fiscal year to determine the Corresponding Return to Shareholders.

Large Shareholder Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Concentration Risk

The Fund will be subject to certain risks to the extent that the ownership of shares of the Fund is concentrated in a single shareholder. As of September 30, 2024, a single shareholder had ownership in the Fund in the amount of 16.26%. A shareholder with a controlling interest (as the term “control” is defined in the 1940 Act) could affect the outcome of matters submitted for shareholder vote by the Fund or the direction of the management of the Fund for its own benefit, which may not be in the best interests of the Fund or other shareholders of the Fund. These conflicts of interest between such a large shareholder, on the one hand, and the Fund and the other shareholders, on the other hand, may also lead to proxy contests that could result in increased costs to the Fund that would not exist in the absence of such conflicts. Such contests could ultimately lead to the liquidation of the Fund during a period of adverse market conditions. Such liquidation could result in the sale of the Fund’s assets at prices that are less than the Fund has valued such assets, which may cause the shareholders to incur significant losses on their investment in the Fund.

In addition, to the extent that a large shareholder tenders the maximum amount of its shares in connection with an offer by the Fund to repurchase its shares from shareholders, the Fund may be unable to repurchase all of the shares tendered by the shareholders of the Fund.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risk

The Adviser seeks to limit the Fund’s investments and investment strategies so as to qualify the Fund as a permissible investment for nationally chartered banks and federal credit unions under current applicable federal laws and regulations. The qualification of the Fund as a permissible investment for nationally chartered banks and federal credit unions is subject to the Adviser’s active monitoring of applicable federal laws and regulations and regulatory changes relating thereto and updating the Fund’s investment guidelines as necessary.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1209 Orange Street
Entity Address, City or Town		Wilmington
Entity Address, State or Province		DE
Entity Address, Postal Zip Code		19801
Contact Personnel Name		The Corporation Trust Company
Senior Securities [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 1,382	$ 4,356	$ 2,070					$ 2,000
Senior Securities Coverage per Unit				$ 27,549	$ 11,105	$ 27,684					$ 25,305
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]		Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.
Security Liquidation Rights [Text Block]		Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund.
Security Liabilities [Text Block]		The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
Security Preemptive and Other Rights [Text Block]		Shareholders have no preemptive rights.
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			50,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]			3,792,752

[1]	The Fund entered into a secured, revolving line of credit facility in the maximum principal amount of $10 million. During the year ended June 30, 2024, the average principal balance outstanding and related average interest rate was approximately $2,945,006 and 8.36% per annum, respectively. At June 30, 2024, the principal balance outstanding was $1,381,356 at an interest rate of 8.50% per annum. The actual Interest Payments on Borrowed Funds incurred in the future may be higher or lower. Interest Payments on Borrowed Funds are Excluded Expenses of the Fund.
[2]	Note that Total Annual Expenses in the table above does not correlate to the Ratio of expenses to average net assets (after waiver inclusive of interest expense) found within the “Financial Highlights” section of this Prospectus because, effective November 1, 2024, the operating expense limitation in effect for the Fund increased from 2.25% to 3.50% of the Fund’s average net assets.
[3]	In order to compute the Corresponding Return to Shareholders, the Assumed Portfolio Return is multiplied by the total value of the Fund’s assets at the beginning of the Fund’s fiscal year to obtain an assumed return to the Fund. From this amount, all interest accrued during the year is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of the Fund’s net assets as of the beginning of the fiscal year to determine the Corresponding Return to Shareholders.
[4]	The Assumed Portfolio Return is required by regulations of the SEC and is not a prediction of, and does not represent, the projected or actual performance of the Fund.